Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 35,400	$ 33,312	$ 29,380
Lease assets obtained in exchange for new lease obligations	$ 478	$ 298,100	$ 0